SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

On January 29, 2021 and March 19, 2021, the Group received the full amount of $260,026 (RMB 1,700,000 translated at December 31, 2020 exchange rate) from Xingtian per court judgment related to the Gong Yuan Li project. The case was closed.

As of the date of filing, the Group filed five civil complaints in Gusu District People’s Court, Suzhou City (the “Gusu Court”), alleging breach of contracts against Tianfang Suzhou Real Estate. Ltd. (“Tianfang SZ”) on five projects. Total claimed amount is $151,522 (RMB 990,618 translated at December 31, 2020 exchange rate). The Gusu Court has accepted the cases.

On March 3, 2021, the Group filed a civil complaint in Hongqiao District People’s Court, Tianjin City (the “Hongqiao Court”), alleging breach of contracts against Tianjin Chengkai Real Estate. Ltd. (“Chengkai”). Total claimed amount is $64,994 (RMB 424,918 translated at December 31, 2020 exchange rate). The Hongqiao Court has accepted the cases.